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C000097466
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Aggressive Portfolio Class A (including sales charges) ($26,314)
Accumulated Value	$ 9,422	$ 9,371	$ 9,923	$ 10,000	$ 10,119	$ 10,059	$ 10,427	$ 10,454	$ 10,515	$ 10,296	$ 10,454	$ 10,580		$ 10,831	$ 11,117	$ 11,224	$ 11,412	$ 11,609	$ 11,708	$ 12,011	$ 12,103	$ 12,296	$ 12,517	$ 12,783	$ 12,941	$ 13,587	$ 13,076	$ 12,873	$ 12,864	$ 13,037	$ 12,966	$ 13,301	$ 13,473	$ 13,513	$ 12,531	$ 12,673	$ 11,735	$ 12,650	$ 12,958	$ 13,107	$ 13,532	$ 12,735	$ 13,525	$ 13,569	$ 13,294	$ 13,481	$ 13,767	$ 14,129	$ 14,535	$ 14,421	$ 13,469	$ 11,704	$ 12,896	$ 13,492	$ 13,830	$ 14,492	$ 15,179	$ 14,745	$ 14,468	$ 15,962	$ 16,601	$ 16,528	$ 17,030	$ 17,520	$ 18,206	$ 18,390	$ 18,616	$ 18,694	$ 19,135	$ 18,395	$ 19,083	$ 18,603	$ 19,300	$ 18,534	$ 18,005	$ 18,144	$ 16,807	$ 16,863	$ 15,521	$ 16,509	$ 15,978	$ 14,519	$ 15,330	$ 16,302	$ 15,622	$ 16,654	$ 16,100	$ 16,579	$ 16,789	$ 16,744	$ 17,582	$ 18,076	$ 17,767	$ 17,025	$ 16,669	$ 17,968	$ 18,724	$ 18,866	$ 19,514	$ 20,036	$ 19,388	$ 20,242	$ 20,727	$ 20,933	$ 21,392	$ 21,756	$ 21,297	$ 22,120	$ 21,613	$ 22,212	$ 22,046	$ 21,147	$ 21,230	$ 22,195	$ 23,285	$ 23,700	$ 24,289	$ 25,017	$ 25,537	$ 25,658	$ 25,727	$ 26,314
C000097468
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Aggressive Portfolio Class C (including sales charges) ($25,897)
Accumulated Value	10,000	9,936	10,515	10,598	10,718	10,644	11,023	11,042	11,099	10,862	11,023	11,160		11,401	11,699	11,815	11,997	12,199	12,287	12,603	12,692	12,890	13,108	13,385	13,536	14,206	13,660	13,453	13,433	13,598	13,515	13,852	14,025	14,058	13,027	13,168	12,193	13,120	13,437	13,584	14,014	13,188	13,987	14,022	13,730	13,917	14,209	14,572	14,987	14,853	13,870	12,038	13,252	13,858	14,206	14,870	15,559	15,100	14,819	16,325	16,984	16,893	17,397	17,887	18,571	18,752	18,969	19,037	19,475	18,709	19,407	18,901	19,593	18,789	18,248	18,379	17,020	17,078	15,701	16,693	16,135	14,647	15,469	16,445	15,733	16,764	16,202	16,686	16,873	16,811	17,643	18,144	17,821	17,062	16,706	17,983	18,727	18,859	19,483	20,009	19,335	20,189	20,648	20,845	21,289	21,635	21,158	21,980	21,454	22,039	21,867	20,955	21,024	21,970	23,026	23,421	23,994	24,712	25,196	25,304	25,349	25,897
C000097469
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Aggressive Portfolio Class R ($27,241)
Accumulated Value	10,000	9,946	10,527	10,609	10,736	10,672	11,056	11,075	11,140	10,906	11,065	11,204		11,461	11,766	11,881	12,071	12,272	12,378	12,701	12,789	12,995	13,220	13,505	13,673	14,350	13,807	13,591	13,581	13,766	13,687	14,022	14,205	14,248	13,213	13,353	12,364	13,324	13,652	13,798	14,250	13,403	14,228	14,275	13,983	14,170	14,474	14,859	15,280	15,159	14,162	12,290	13,542	14,162	14,517	15,207	15,923	15,463	15,182	16,741	17,407	17,316	17,848	18,354	19,080	19,262	19,484	19,580	20,020	19,251	19,965	19,471	20,175	19,365	18,821	18,953	17,569	17,628	16,220	17,234	16,688	15,144	16,002	17,015	16,286	17,360	16,791	17,281	17,502	17,439	18,320	18,842	18,516	17,732	17,356	18,695	19,483	19,617	20,300	20,833	20,150	21,050	21,541	21,757	22,225	22,608	22,108	22,975	22,441	23,054	22,879	21,951	22,021	23,019	24,147	24,567	25,169	25,935	26,464	26,573	26,643	27,241
C000129848
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class ($28,865)
Accumulated Value	10,000	9,954	10,543	10,635	10,764	10,699	11,088	11,126	11,192	10,955	11,135	11,272		11,544	11,855	11,972	12,176	12,389	12,497	12,827	12,927	13,137	13,377	13,666	13,839	14,533	13,986	13,787	13,776	13,965	13,893	14,247	14,435	14,479	13,439	13,583	12,591	13,571	13,910	14,073	14,528	13,688	14,524	14,584	14,282	14,488	14,801	15,200	15,654	15,528	14,503	12,607	13,897	14,541	14,906	15,625	16,357	15,904	15,612	17,222	17,919	17,838	18,394	18,924	19,670	19,874	20,115	20,216	20,691	19,914	20,663	20,144	20,891	20,068	19,509	19,664	18,219	18,297	16,838	17,908	17,332	15,750	16,656	17,711	16,973	18,098	17,494	18,031	18,266	18,216	19,127	19,683	19,353	18,554	18,172	19,579	20,419	20,562	21,275	21,864	21,151	22,096	22,631	22,863	23,381	23,774	23,274	24,185	23,648	24,308	24,119	23,158	23,252	24,308	25,504	25,957	26,606	27,431	28,002	28,139	28,216	28,865
C000097471
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Aggressive Portfolio Institutional Class ($28,630)
Accumulated Value	10,000	9,955	10,535	10,626	10,752	10,698	11,081	11,109	11,184	10,950	11,119	11,260		11,527	11,833	11,958	12,158	12,369	12,475	12,799	12,897	13,113	13,349	13,644	13,802	14,494	13,957	13,751	13,740	13,926	13,853	14,212	14,396	14,440	13,397	13,549	12,558	13,529	13,872	14,032	14,489	13,644	14,485	14,532	14,237	14,449	14,756	15,146	15,593	15,469	14,456	12,553	13,838	14,481	14,848	15,563	16,303	15,835	15,550	17,147	17,848	17,768	18,325	18,854	19,596	19,794	20,029	20,127	20,604	19,819	20,562	20,057	20,802	19,972	19,413	19,564	18,130	18,206	16,756	17,811	17,252	15,669	16,564	17,620	16,874	17,997	17,395	17,932	18,160	18,111	19,027	19,565	19,228	18,438	18,051	19,464	20,279	20,434	21,141	21,727	21,020	21,951	22,485	22,709	23,210	23,607	23,106	24,022	23,468	24,123	23,941	22,977	23,068	24,123	25,314	25,769	26,413	27,228	27,796	27,929	27,986	28,630
C000097472
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Conservative Portfolio Class A (including sales charges) ($14,301)
Accumulated Value	9,526	9,556	9,841	9,932	9,952	10,038	10,181	10,192	10,205	10,113	10,020	10,079		10,162	10,286	10,311	10,404	10,508	10,512	10,616	10,689	10,709	10,751	10,814	10,880	10,965	10,764	10,757	10,725	10,789	10,759	10,846	10,911	10,879	10,619	10,651	10,500	10,788	10,865	11,013	11,102	11,036	11,301	11,312	11,401	11,406	11,484	11,551	11,624	11,749	11,635	10,967	11,436	11,653	11,826	12,081	12,197	12,072	11,967	12,398	12,560	12,525	12,536	12,588	12,765	12,824	12,907	13,017	13,102	12,890	12,975	12,914	13,041	12,701	12,512	12,303	11,748	11,811	11,374	11,778	11,465	10,836	10,901	11,319	11,144	11,604	11,302	11,581	11,673	11,554	11,672	11,765	11,672	11,350	11,162	11,740	12,190	12,217	12,217	12,387	12,071	12,359	12,509	12,758	12,979	13,158	12,852	13,075	12,835	12,990	13,158	13,010	13,080	13,179	13,487	13,530	13,758	13,988	14,117	14,189	14,185	14,301
C000097474
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Conservative Portfolio Class C (including sales charges) ($13,914)
Accumulated Value	10,000	10,021	10,313	10,398	10,409	10,501	10,652	10,652	10,657	10,549	10,452	10,505		10,580	10,710	10,727	10,825	10,912	10,917	11,015	11,080	11,091	11,135	11,189	11,248	11,336	11,116	11,099	11,066	11,121	11,092	11,170	11,226	11,195	10,914	10,936	10,782	11,078	11,147	11,279	11,371	11,302	11,554	11,565	11,645	11,651	11,720	11,778	11,841	11,970	11,841	11,157	11,625	11,847	12,014	12,263	12,369	12,242	12,123	12,550	12,704	12,656	12,668	12,708	12,876	12,936	13,008	13,120	13,182	12,953	13,052	12,966	13,094	12,751	12,547	12,326	11,765	11,816	11,380	11,773	11,445	10,816	10,869	11,289	11,105	11,554	11,250	11,522	11,601	11,469	11,591	11,671	11,578	11,248	11,047	11,623	12,050	12,077	12,077	12,223	11,910	12,182	12,336	12,569	12,774	12,942	12,625	12,845	12,612	12,737	12,889	12,746	12,816	12,886	13,193	13,221	13,432	13,647	13,774	13,845	13,828	13,914
C000097477
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Conservative Portfolio Institutional Class ($15,381)
Accumulated Value	10,000	10,032	10,336	10,432	10,443	10,550	10,701	10,712	10,722	10,625	10,538	10,607		10,694	10,824	10,847	10,956	11,065	11,065	11,174	11,251	11,280	11,335	11,390	11,467	11,556	11,344	11,344	11,311	11,378	11,353	11,445	11,513	11,487	11,223	11,258	11,106	11,409	11,491	11,644	11,749	11,679	11,955	11,978	12,073	12,085	12,157	12,228	12,312	12,445	12,336	11,636	12,121	12,364	12,542	12,814	12,937	12,824	12,713	13,158	13,351	13,301	13,314	13,376	13,565	13,641	13,724	13,855	13,933	13,715	13,819	13,741	13,885	13,536	13,334	13,107	12,528	12,581	12,124	12,554	12,221	11,557	11,627	12,087	11,893	12,385	12,076	12,382	12,467	12,339	12,473	12,573	12,473	12,136	11,935	12,568	13,043	13,072	13,086	13,262	12,924	13,233	13,402	13,668	13,906	14,106	13,777	14,017	13,769	13,935	14,116	13,964	14,040	14,147	14,486	14,532	14,778	15,034	15,189	15,266	15,255	15,381
C000097490
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Portfolio Class A (including sales charges) ($19,809)
Accumulated Value	9,426	9,407	9,821	9,921	9,994	10,009	10,272	10,300	10,334	10,174	10,212	10,318		10,480	10,681	10,747	10,890	11,034	11,089	11,285	11,353	11,465	11,593	11,750	11,852	12,198	11,842	11,747	11,737	11,859	11,812	12,023	12,140	12,148	11,554	11,628	11,093	11,695	11,902	12,049	12,313	11,907	12,426	12,459	12,392	12,490	12,670	12,883	13,116	13,128	12,629	11,334	12,172	12,614	12,884	13,354	13,752	13,484	13,303	14,294	14,686	14,613	14,833	15,049	15,456	15,592	15,724	15,843	16,067	15,642	15,974	15,695	16,079	15,550	15,202	15,131	14,210	14,280	13,397	14,096	13,659	12,625	13,020	13,708	13,320	14,042	13,614	14,001	14,149	14,045	14,471	14,729	14,547	14,024	13,749	14,679	15,291	15,368	15,615	15,946	15,481	16,008	16,295	16,560	16,903	17,175	16,752	17,238	16,860	17,217	17,281	16,827	16,941	17,380	18,037	18,205	18,607	19,052	19,354	19,455	19,486	19,809
C000097492
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Portfolio Class C (including sales charges) ($19,479)
Accumulated Value	10,000	9,971	10,393	10,500	10,568	10,584	10,844	10,864	10,900	10,729	10,759	10,862		11,034	11,236	11,296	11,437	11,589	11,626	11,833	11,895	12,011	12,135	12,280	12,386	12,739	12,364	12,262	12,241	12,359	12,296	12,507	12,618	12,625	12,003	12,070	11,508	12,126	12,320	12,474	12,737	12,314	12,843	12,866	12,785	12,874	13,060	13,270	13,500	13,500	12,982	11,649	12,505	12,939	13,206	13,692	14,079	13,800	13,613	14,612	15,015	14,926	15,128	15,348	15,754	15,881	16,012	16,107	16,338	15,884	16,210	15,925	16,315	15,759	15,402	15,315	14,373	14,430	13,529	14,228	13,782	12,730	13,117	13,803	13,398	14,117	13,682	14,064	14,199	14,079	14,515	14,761	14,576	14,034	13,756	14,666	15,273	15,336	15,584	15,905	15,421	15,936	16,211	16,478	16,808	17,050	16,625	17,097	16,717	17,058	17,106	16,652	16,749	17,172	17,815	17,966	18,351	18,794	19,063	19,164	19,174	19,479
C000129854
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Portfolio Institutional 3 Class ($21,689)
Accumulated Value	10,000	9,990	10,423	10,530	10,619	10,634	10,917	10,947	10,984	10,821	10,862	10,976		11,161	11,376	11,447	11,602	11,767	11,826	12,037	12,111	12,232	12,369	12,539	12,649	13,023	12,649	12,557	12,545	12,678	12,637	12,855	12,992	12,999	12,367	12,447	11,889	12,530	12,755	12,913	13,199	12,770	13,332	13,368	13,295	13,400	13,607	13,839	14,092	14,118	13,574	12,186	13,100	13,570	13,862	14,375	14,810	14,515	14,330	15,400	15,841	15,760	15,989	16,237	16,682	16,817	16,974	17,105	17,351	16,883	17,262	16,971	17,392	16,810	16,443	16,362	15,379	15,455	14,496	15,267	14,785	13,673	14,108	14,867	14,434	15,232	14,776	15,182	15,362	15,247	15,714	15,999	15,815	15,248	14,961	15,958	16,648	16,717	17,006	17,353	16,855	17,439	17,754	18,049	18,430	18,729	18,276	18,799	18,411	18,790	18,862	18,389	18,498	18,987	19,716	19,903	20,351	20,846	21,184	21,297	21,328	21,689
C000097495
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Portfolio Institutional Class ($21,555)
Accumulated Value	10,000	9,981	10,416	10,532	10,610	10,632	10,902	10,942	10,975	10,815	10,855	10,965		11,148	11,361	11,439	11,591	11,744	11,800	12,019	12,092	12,219	12,355	12,522	12,629	12,998	12,629	12,536	12,525	12,655	12,613	12,828	12,963	12,969	12,345	12,424	11,861	12,504	12,715	12,880	13,162	12,739	13,303	13,339	13,267	13,369	13,573	13,789	14,049	14,074	13,538	12,158	13,057	13,532	13,818	14,323	14,763	14,471	14,276	15,342	15,773	15,694	15,932	16,174	16,625	16,758	16,910	17,038	17,280	16,819	17,191	16,904	17,315	16,745	16,384	16,303	15,308	15,384	14,440	15,196	14,723	13,616	14,043	14,802	14,376	15,157	14,710	15,121	15,282	15,170	15,640	15,919	15,739	15,166	14,885	15,876	16,549	16,633	16,916	17,270	16,766	17,337	17,642	17,947	18,319	18,626	18,166	18,694	18,296	18,683	18,754	18,271	18,377	18,872	19,581	19,782	20,220	20,717	21,047	21,157	21,184	21,555
C000097378
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Income Builder Fund Class A (including sales charges) ($16,700)
Accumulated Value	9,528	9,563	9,930	10,099	10,133	10,230	10,406	10,500	10,552	10,496	10,495	10,632		10,707	10,846	10,857	10,940	11,014	11,042	11,146	11,151	11,280	11,316	11,381	11,430	11,532	11,347	11,329	11,339	11,416	11,409	11,542	11,608	11,595	11,330	11,399	11,152	11,618	11,767	11,917	12,049	11,941	12,238	12,319	12,340	12,402	12,463	12,536	12,688	12,758	12,561	11,417	11,974	12,357	12,603	12,972	13,186	13,053	13,038	13,689	13,978	14,034	14,221	14,337	14,530	14,619	14,686	14,728	14,803	14,634	14,748	14,610	14,827	14,492	14,268	14,107	13,579	13,608	12,988	13,529	13,170	12,347	12,505	13,100	12,920	13,449	13,076	13,224	13,298	13,074	13,307	13,497	13,312	12,919	12,626	13,384	14,085	14,002	13,952	14,200	13,786	14,108	14,181	14,628	14,940	15,164	14,817	15,157	14,783	15,009	15,237	15,078	15,086	15,263	15,597	15,600	15,931	16,146	16,217	16,377	16,432	16,700
C000097380
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Income Builder Fund Class C (including sales charges) ($16,239)
Accumulated Value	10,000	10,022	10,398	10,568	10,597	10,692	10,877	10,959	11,006	10,941	10,933	11,068		11,139	11,277	11,281	11,370	11,439	11,461	11,552	11,559	11,676	11,715	11,774	11,817	11,915	11,717	11,692	11,695	11,766	11,752	11,881	11,941	11,921	11,632	11,705	11,446	11,914	12,059	12,204	12,332	12,214	12,509	12,584	12,597	12,651	12,706	12,772	12,918	12,981	12,773	11,607	12,163	12,544	12,783	13,158	13,356	13,213	13,201	13,838	14,130	14,178	14,357	14,465	14,650	14,730	14,788	14,821	14,886	14,708	14,813	14,666	14,874	14,529	14,297	14,128	13,582	13,602	12,977	13,506	13,141	12,315	12,464	13,047	12,860	13,376	12,999	13,137	13,203	12,972	13,195	13,385	13,194	12,799	12,490	13,229	13,922	13,831	13,775	14,010	13,582	13,889	13,964	14,393	14,689	14,900	14,551	14,874	14,500	14,711	14,924	14,760	14,759	14,935	15,238	15,231	15,556	15,742	15,814	15,959	15,989	16,239
C000097381
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Income Builder Fund Class R ($17,093)
Accumulated Value	10,000	10,035	10,415	10,590	10,623	10,722	10,913	10,999	11,051	10,991	10,987	11,127		11,202	11,346	11,355	11,448	11,523	11,549	11,646	11,658	11,780	11,825	11,889	11,938	12,041	11,846	11,826	11,833	11,911	11,901	12,037	12,103	12,087	11,810	11,879	11,621	12,101	12,252	12,404	12,539	12,425	12,729	12,811	12,829	12,890	12,962	13,034	13,189	13,248	13,052	11,858	12,440	12,823	13,073	13,462	13,680	13,540	13,522	14,190	14,495	14,539	14,740	14,856	15,052	15,141	15,206	15,246	15,319	15,143	15,257	15,112	15,332	14,984	14,751	14,584	14,027	14,053	13,415	13,967	13,596	12,737	12,896	13,515	13,328	13,867	13,482	13,631	13,705	13,472	13,708	13,899	13,706	13,302	13,000	13,772	14,497	14,397	14,356	14,607	14,168	14,494	14,565	15,031	15,345	15,571	15,214	15,557	15,173	15,400	15,628	15,463	15,469	15,659	15,995	15,982	16,329	16,530	16,612	16,771	16,823	17,093
C000122763
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Income Builder Fund Institutional 2 Class ($17,999)
Accumulated Value	10,000	10,039	10,426	10,605	10,634	10,748	10,935	11,036	11,093	11,038	11,039	11,185		11,266	11,416	11,430	11,519	11,609	11,640	11,743	11,760	11,889	11,929	12,009	12,064	12,164	11,971	11,956	11,978	12,062	12,057	12,190	12,273	12,252	11,975	12,050	11,793	12,286	12,446	12,606	12,748	12,648	12,953	13,053	13,067	13,135	13,214	13,293	13,457	13,523	13,328	12,123	12,714	13,112	13,374	13,778	14,009	13,871	13,859	14,551	14,871	14,923	15,124	15,262	15,458	15,568	15,631	15,690	15,773	15,586	15,711	15,567	15,802	15,461	15,226	15,047	14,490	14,523	13,868	14,446	14,067	13,182	13,354	14,002	13,814	14,380	13,986	14,147	14,230	13,994	14,246	14,451	14,256	13,841	13,532	14,344	15,108	15,009	14,973	15,242	14,789	15,137	15,218	15,713	16,049	16,279	15,912	16,292	15,896	16,142	16,388	16,222	16,235	16,428	16,789	16,796	17,169	17,389	17,469	17,644	17,707	17,999
C000172350
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Income Builder Fund Institutional 3 Class ($18,034)
Accumulated Value	10,000	10,037	10,422	10,600	10,636	10,737	10,922	11,021	11,075	11,017	11,016	11,159		11,237	11,384	11,389	11,488	11,569	11,601	11,714	11,722	11,861	11,901	11,982	12,037	12,147	11,955	11,940	11,953	12,037	12,033	12,167	12,249	12,229	11,953	12,039	11,783	12,277	12,437	12,587	12,730	12,630	12,936	13,036	13,050	13,119	13,198	13,278	13,443	13,510	13,315	12,110	12,702	13,100	13,362	13,767	13,987	13,861	13,849	14,542	14,851	14,915	15,117	15,244	15,452	15,562	15,626	15,686	15,757	15,582	15,708	15,565	15,800	15,448	15,214	15,047	14,490	14,523	13,868	14,448	14,057	13,184	13,356	14,006	13,805	14,385	13,991	14,153	14,236	13,988	14,253	14,459	14,265	13,850	13,541	14,354	15,107	15,022	14,973	15,243	14,803	15,152	15,234	15,717	16,068	16,299	15,932	16,314	15,918	16,164	16,412	16,246	16,259	16,454	16,817	16,810	17,184	17,406	17,501	17,677	17,740	18,034
C000097383
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Income Builder Fund Institutional Class ($17,953)
Accumulated Value	10,000	10,030	10,417	10,596	10,634	10,738	10,925	11,027	11,083	11,027	11,028	11,174		11,255	11,404	11,418	11,507	11,597	11,619	11,732	11,739	11,877	11,918	11,998	12,052	12,152	11,959	11,943	11,966	12,050	12,045	12,178	12,260	12,239	11,962	12,037	11,779	12,274	12,434	12,594	12,737	12,625	12,942	13,031	13,055	13,123	13,191	13,270	13,434	13,512	13,305	12,097	12,689	13,098	13,361	13,766	13,985	13,847	13,834	14,528	14,849	14,901	15,101	15,240	15,436	15,546	15,608	15,656	15,739	15,563	15,688	15,544	15,778	15,424	15,201	15,021	14,462	14,495	13,838	14,418	14,038	13,163	13,335	13,972	13,783	14,350	13,955	14,116	14,199	13,962	14,214	14,420	14,224	13,808	13,498	14,311	15,063	14,977	14,928	15,196	14,756	15,104	15,185	15,667	16,004	16,248	15,880	16,247	15,850	16,109	16,342	16,189	16,188	16,395	16,743	16,750	17,123	17,343	17,423	17,598	17,661	17,953
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Accumulated Value	10,000	9,983	10,583	10,680	10,762	10,778	11,157	11,186	11,223	11,027	11,213	11,406		11,620	11,937	12,005	12,159	12,337	12,405	12,647	12,698	12,915	13,139	13,396	13,546	14,103	13,636	13,440	13,492	13,670	13,665	14,003	14,256	14,266	13,380	13,584	12,759	13,627	13,964	14,160	14,574	13,900	14,688	14,789	14,589	14,803	15,115	15,481	15,885	15,845	14,872	13,212	14,501	15,075	15,438	16,145	16,956	16,507	16,210	17,860	18,545	18,480	18,838	19,234	19,968	20,154	20,453	20,634	21,063	20,322	21,227	20,856	21,508	20,488	20,044	20,312	18,812	18,846	17,523	18,710	18,068	16,541	17,400	18,503	17,822	18,954	18,460	18,948	19,154	19,023	19,954	20,545	20,094	19,290	18,768	20,322	21,322	21,409	22,159	22,764	21,972	22,796	23,265	23,731	24,240	24,737	24,252	25,196	24,571	25,266	25,161	24,278	24,372	25,482	26,510	26,828	27,442	28,267	28,789	28,849	29,010	29,659
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Accumulated Value	10,000	9,985	10,613	10,726	10,807	10,829	11,222	11,267	11,308	11,120	11,315	11,516		11,742	12,069	12,137	12,294	12,474	12,545	12,798	12,846	13,072	13,302	13,562	13,714	14,293	13,821	13,613	13,673	13,847	13,844	14,193	14,450	14,467	13,563	13,763	12,902	13,803	14,156	14,347	14,776	14,069	14,874	14,978	14,758	14,981	15,296	15,669	16,096	16,040	15,030	13,271	14,584	15,190	15,559	16,295	17,130	16,667	16,372	18,069	18,775	18,714	19,096	19,516	20,265	20,454	20,762	20,949	21,392	20,650	21,569	21,177	21,865	20,820	20,371	20,662	19,139	19,169	17,772	19,011	18,361	16,815	17,727	18,836	18,142	19,301	18,812	19,295	19,509	19,378	20,346	20,963	20,513	19,706	19,177	20,765	21,787	21,880	22,666	23,287	22,496	23,333	23,813	24,287	24,811	25,320	24,847	25,819	25,192	25,919	25,793	24,874	24,967	26,135	27,191	27,524	28,158	28,995	29,518	29,586	29,761	30,426
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Accumulated Value	10,000	9,983	10,583	10,680	10,762	10,778	11,157	11,186	11,223	11,027	11,213	11,406		11,620	11,937	12,005	12,159	12,337	12,405	12,647	12,698	12,915	13,139	13,396	13,546	14,103	13,636	13,440	13,492	13,670	13,665	14,003	14,256	14,266	13,380	13,584	12,759	13,627	13,964	14,160	14,574	13,900	14,688	14,789	14,589	14,803	15,115	15,481	15,885	15,845	14,872	13,212	14,501	15,075	15,438	16,145	16,956	16,507	16,210	17,860	18,545	18,480	18,838	19,234	19,968	20,154	20,453	20,634	21,063	20,322	21,227	20,856	21,508	20,488	20,044	20,312	18,812	18,846	17,523	18,710	18,068	16,541	17,400	18,503	17,822	18,954	18,460	18,948	19,154	19,023	19,954	20,545	20,094	19,290	18,768	20,322	21,322	21,409	22,159	22,764	21,972	22,796	23,265	23,731	24,240	24,737	24,252	25,196	24,571	25,266	25,161	24,278	24,372	25,482	26,510	26,828	27,442	28,267	28,789	28,849	29,010	29,659
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Accumulated Value	10,000	9,985	10,613	10,726	10,807	10,829	11,222	11,267	11,308	11,120	11,315	11,516		11,742	12,069	12,137	12,294	12,474	12,545	12,798	12,846	13,072	13,302	13,562	13,714	14,293	13,821	13,613	13,673	13,847	13,844	14,193	14,450	14,467	13,563	13,763	12,902	13,803	14,156	14,347	14,776	14,069	14,874	14,978	14,758	14,981	15,296	15,669	16,096	16,040	15,030	13,271	14,584	15,190	15,559	16,295	17,130	16,667	16,372	18,069	18,775	18,714	19,096	19,516	20,265	20,454	20,762	20,949	21,392	20,650	21,569	21,177	21,865	20,820	20,371	20,662	19,139	19,169	17,772	19,011	18,361	16,815	17,727	18,836	18,142	19,301	18,812	19,295	19,509	19,378	20,346	20,963	20,513	19,706	19,177	20,765	21,787	21,880	22,666	23,287	22,496	23,333	23,813	24,287	24,811	25,320	24,847	25,819	25,192	25,919	25,793	24,874	24,967	26,135	27,191	27,524	28,158	28,995	29,518	29,586	29,761	30,426
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Accumulated Value	10,000	9,983	10,583	10,680	10,762	10,778	11,157	11,186	11,223	11,027	11,213	11,406		11,620	11,937	12,005	12,159	12,337	12,405	12,647	12,698	12,915	13,139	13,396	13,546	14,103	13,636	13,440	13,492	13,670	13,665	14,003	14,256	14,266	13,380	13,584	12,759	13,627	13,964	14,160	14,574	13,900	14,688	14,789	14,589	14,803	15,115	15,481	15,885	15,845	14,872	13,212	14,501	15,075	15,438	16,145	16,956	16,507	16,210	17,860	18,545	18,480	18,838	19,234	19,968	20,154	20,453	20,634	21,063	20,322	21,227	20,856	21,508	20,488	20,044	20,312	18,812	18,846	17,523	18,710	18,068	16,541	17,400	18,503	17,822	18,954	18,460	18,948	19,154	19,023	19,954	20,545	20,094	19,290	18,768	20,322	21,322	21,409	22,159	22,764	21,972	22,796	23,265	23,731	24,240	24,737	24,252	25,196	24,571	25,266	25,161	24,278	24,372	25,482	26,510	26,828	27,442	28,267	28,789	28,849	29,010	29,659
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Accumulated Value	10,000	9,985	10,613	10,726	10,807	10,829	11,222	11,267	11,308	11,120	11,315	11,516		11,742	12,069	12,137	12,294	12,474	12,545	12,798	12,846	13,072	13,302	13,562	13,714	14,293	13,821	13,613	13,673	13,847	13,844	14,193	14,450	14,467	13,563	13,763	12,902	13,803	14,156	14,347	14,776	14,069	14,874	14,978	14,758	14,981	15,296	15,669	16,096	16,040	15,030	13,271	14,584	15,190	15,559	16,295	17,130	16,667	16,372	18,069	18,775	18,714	19,096	19,516	20,265	20,454	20,762	20,949	21,392	20,650	21,569	21,177	21,865	20,820	20,371	20,662	19,139	19,169	17,772	19,011	18,361	16,815	17,727	18,836	18,142	19,301	18,812	19,295	19,509	19,378	20,346	20,963	20,513	19,706	19,177	20,765	21,787	21,880	22,666	23,287	22,496	23,333	23,813	24,287	24,811	25,320	24,847	25,819	25,192	25,919	25,793	24,874	24,967	26,135	27,191	27,524	28,158	28,995	29,518	29,586	29,761	30,426
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Accumulated Value	10,000	9,983	10,583	10,680	10,762	10,778	11,157	11,186	11,223	11,027	11,213	11,406		11,620	11,937	12,005	12,159	12,337	12,405	12,647	12,698	12,915	13,139	13,396	13,546	14,103	13,636	13,440	13,492	13,670	13,665	14,003	14,256	14,266	13,380	13,584	12,759	13,627	13,964	14,160	14,574	13,900	14,688	14,789	14,589	14,803	15,115	15,481	15,885	15,845	14,872	13,212	14,501	15,075	15,438	16,145	16,956	16,507	16,210	17,860	18,545	18,480	18,838	19,234	19,968	20,154	20,453	20,634	21,063	20,322	21,227	20,856	21,508	20,488	20,044	20,312	18,812	18,846	17,523	18,710	18,068	16,541	17,400	18,503	17,822	18,954	18,460	18,948	19,154	19,023	19,954	20,545	20,094	19,290	18,768	20,322	21,322	21,409	22,159	22,764	21,972	22,796	23,265	23,731	24,240	24,737	24,252	25,196	24,571	25,266	25,161	24,278	24,372	25,482	26,510	26,828	27,442	28,267	28,789	28,849	29,010	29,659
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Accumulated Value	10,000	9,985	10,613	10,726	10,807	10,829	11,222	11,267	11,308	11,120	11,315	11,516		11,742	12,069	12,137	12,294	12,474	12,545	12,798	12,846	13,072	13,302	13,562	13,714	14,293	13,821	13,613	13,673	13,847	13,844	14,193	14,450	14,467	13,563	13,763	12,902	13,803	14,156	14,347	14,776	14,069	14,874	14,978	14,758	14,981	15,296	15,669	16,096	16,040	15,030	13,271	14,584	15,190	15,559	16,295	17,130	16,667	16,372	18,069	18,775	18,714	19,096	19,516	20,265	20,454	20,762	20,949	21,392	20,650	21,569	21,177	21,865	20,820	20,371	20,662	19,139	19,169	17,772	19,011	18,361	16,815	17,727	18,836	18,142	19,301	18,812	19,295	19,509	19,378	20,346	20,963	20,513	19,706	19,177	20,765	21,787	21,880	22,666	23,287	22,496	23,333	23,813	24,287	24,811	25,320	24,847	25,819	25,192	25,919	25,793	24,874	24,967	26,135	27,191	27,524	28,158	28,995	29,518	29,586	29,761	30,426
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)
Accumulated Value	10,000	9,983	10,583	10,680	10,762	10,778	11,157	11,186	11,223	11,027	11,213	11,406		11,620	11,937	12,005	12,159	12,337	12,405	12,647	12,698	12,915	13,139	13,396	13,546	14,103	13,636	13,440	13,492	13,670	13,665	14,003	14,256	14,266	13,380	13,584	12,759	13,627	13,964	14,160	14,574	13,900	14,688	14,789	14,589	14,803	15,115	15,481	15,885	15,845	14,872	13,212	14,501	15,075	15,438	16,145	16,956	16,507	16,210	17,860	18,545	18,480	18,838	19,234	19,968	20,154	20,453	20,634	21,063	20,322	21,227	20,856	21,508	20,488	20,044	20,312	18,812	18,846	17,523	18,710	18,068	16,541	17,400	18,503	17,822	18,954	18,460	18,948	19,154	19,023	19,954	20,545	20,094	19,290	18,768	20,322	21,322	21,409	22,159	22,764	21,972	22,796	23,265	23,731	24,240	24,737	24,252	25,196	24,571	25,266	25,161	24,278	24,372	25,482	26,510	26,828	27,442	28,267	28,789	28,849	29,010	29,659
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name													60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
Accumulated Value	10,000	9,985	10,613	10,726	10,807	10,829	11,222	11,267	11,308	11,120	11,315	11,516		11,742	12,069	12,137	12,294	12,474	12,545	12,798	12,846	13,072	13,302	13,562	13,714	14,293	13,821	13,613	13,673	13,847	13,844	14,193	14,450	14,467	13,563	13,763	12,902	13,803	14,156	14,347	14,776	14,069	14,874	14,978	14,758	14,981	15,296	15,669	16,096	16,040	15,030	13,271	14,584	15,190	15,559	16,295	17,130	16,667	16,372	18,069	18,775	18,714	19,096	19,516	20,265	20,454	20,762	20,949	21,392	20,650	21,569	21,177	21,865	20,820	20,371	20,662	19,139	19,169	17,772	19,011	18,361	16,815	17,727	18,836	18,142	19,301	18,812	19,295	19,509	19,378	20,346	20,963	20,513	19,706	19,177	20,765	21,787	21,880	22,666	23,287	22,496	23,333	23,813	24,287	24,811	25,320	24,847	25,819	25,192	25,919	25,793	24,874	24,967	26,135	27,191	27,524	28,158	28,995	29,518	29,586	29,761	30,426
Columbia Threadneedle: Blended Benchmark - 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emer
Account Value [Line Items]
Line Graph and Table Measure Name													75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)
Accumulated Value	10,000	10,045	10,296	10,350	10,381	10,517	10,677	10,677	10,682	10,567	10,460	10,525		10,599	10,741	10,753	10,851	10,955	10,967	11,064	11,145	11,170	11,235	11,297	11,370	11,425	11,234	11,233	11,187	11,296	11,289	11,379	11,502	11,453	11,170	11,270	11,191	11,513	11,600	11,805	11,917	11,888	12,203	12,252	12,420	12,430	12,535	12,631	12,725	12,888	12,800	12,302	12,836	13,039	13,191	13,517	13,659	13,539	13,421	13,936	14,115	14,028	13,976	13,953	14,199	14,268	14,408	14,565	14,642	14,392	14,598	14,553	14,670	14,231	14,025	13,822	13,138	13,202	12,770	13,265	12,864	12,143	12,241	12,782	12,586	13,101	12,763	13,091	13,189	13,069	13,241	13,356	13,210	12,811	12,566	13,283	13,838	13,833	13,855	14,061	13,660	13,982	14,168	14,484	14,723	14,952	14,613	14,912	14,626	14,807	15,006	14,834	14,884	15,026	15,378	15,413	15,647	15,912	16,072	16,152	16,158	16,273
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Mont
Account Value [Line Items]
Line Graph and Table Measure Name													66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
Accumulated Value	10,000	10,040	10,257	10,324	10,351	10,464	10,608	10,614	10,622	10,525	10,419	10,485		10,550	10,669	10,681	10,771	10,867	10,875	10,958	11,026	11,051	11,102	11,149	11,211	11,246	11,086	11,088	11,057	11,145	11,144	11,221	11,322	11,287	11,053	11,127	11,072	11,351	11,431	11,611	11,708	11,700	11,968	12,010	12,167	12,178	12,266	12,343	12,422	12,567	12,499	12,054	12,496	12,685	12,808	13,082	13,193	13,094	12,990	13,432	13,576	13,498	13,450	13,427	13,627	13,690	13,804	13,948	14,005	13,811	13,964	13,922	14,027	13,654	13,485	13,301	12,728	12,786	12,400	12,836	12,484	11,879	11,971	12,436	12,292	12,741	12,464	12,748	12,848	12,737	12,880	12,977	12,867	12,537	12,332	12,958	13,448	13,456	13,460	13,642	13,308	13,589	13,737	14,024	14,242	14,434	14,145	14,393	14,159	14,326	14,515	14,388	14,449	14,567	14,857	14,878	15,092	15,304	15,431	15,515	15,531	15,627
Columbia Threadneedle: Blended Benchmark - 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emer
Account Value [Line Items]
Line Graph and Table Measure Name													75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)
Accumulated Value	10,000	10,045	10,296	10,350	10,381	10,517	10,677	10,677	10,682	10,567	10,460	10,525		10,599	10,741	10,753	10,851	10,955	10,967	11,064	11,145	11,170	11,235	11,297	11,370	11,425	11,234	11,233	11,187	11,296	11,289	11,379	11,502	11,453	11,170	11,270	11,191	11,513	11,600	11,805	11,917	11,888	12,203	12,252	12,420	12,430	12,535	12,631	12,725	12,888	12,800	12,302	12,836	13,039	13,191	13,517	13,659	13,539	13,421	13,936	14,115	14,028	13,976	13,953	14,199	14,268	14,408	14,565	14,642	14,392	14,598	14,553	14,670	14,231	14,025	13,822	13,138	13,202	12,770	13,265	12,864	12,143	12,241	12,782	12,586	13,101	12,763	13,091	13,189	13,069	13,241	13,356	13,210	12,811	12,566	13,283	13,838	13,833	13,855	14,061	13,660	13,982	14,168	14,484	14,723	14,952	14,613	14,912	14,626	14,807	15,006	14,834	14,884	15,026	15,378	15,413	15,647	15,912	16,072	16,152	16,158	16,273
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Mont
Account Value [Line Items]
Line Graph and Table Measure Name													66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
Accumulated Value	10,000	10,040	10,257	10,324	10,351	10,464	10,608	10,614	10,622	10,525	10,419	10,485		10,550	10,669	10,681	10,771	10,867	10,875	10,958	11,026	11,051	11,102	11,149	11,211	11,246	11,086	11,088	11,057	11,145	11,144	11,221	11,322	11,287	11,053	11,127	11,072	11,351	11,431	11,611	11,708	11,700	11,968	12,010	12,167	12,178	12,266	12,343	12,422	12,567	12,499	12,054	12,496	12,685	12,808	13,082	13,193	13,094	12,990	13,432	13,576	13,498	13,450	13,427	13,627	13,690	13,804	13,948	14,005	13,811	13,964	13,922	14,027	13,654	13,485	13,301	12,728	12,786	12,400	12,836	12,484	11,879	11,971	12,436	12,292	12,741	12,464	12,748	12,848	12,737	12,880	12,977	12,867	12,537	12,332	12,958	13,448	13,456	13,460	13,642	13,308	13,589	13,737	14,024	14,242	14,434	14,145	14,393	14,159	14,326	14,515	14,388	14,449	14,567	14,857	14,878	15,092	15,304	15,431	15,515	15,531	15,627
Columbia Threadneedle: Blended Benchmark - 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emer
Account Value [Line Items]
Line Graph and Table Measure Name													75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)
Accumulated Value	10,000	10,045	10,296	10,350	10,381	10,517	10,677	10,677	10,682	10,567	10,460	10,525		10,599	10,741	10,753	10,851	10,955	10,967	11,064	11,145	11,170	11,235	11,297	11,370	11,425	11,234	11,233	11,187	11,296	11,289	11,379	11,502	11,453	11,170	11,270	11,191	11,513	11,600	11,805	11,917	11,888	12,203	12,252	12,420	12,430	12,535	12,631	12,725	12,888	12,800	12,302	12,836	13,039	13,191	13,517	13,659	13,539	13,421	13,936	14,115	14,028	13,976	13,953	14,199	14,268	14,408	14,565	14,642	14,392	14,598	14,553	14,670	14,231	14,025	13,822	13,138	13,202	12,770	13,265	12,864	12,143	12,241	12,782	12,586	13,101	12,763	13,091	13,189	13,069	13,241	13,356	13,210	12,811	12,566	13,283	13,838	13,833	13,855	14,061	13,660	13,982	14,168	14,484	14,723	14,952	14,613	14,912	14,626	14,807	15,006	14,834	14,884	15,026	15,378	15,413	15,647	15,912	16,072	16,152	16,158	16,273
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Mont
Account Value [Line Items]
Line Graph and Table Measure Name													66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
Accumulated Value	10,000	10,040	10,257	10,324	10,351	10,464	10,608	10,614	10,622	10,525	10,419	10,485		10,550	10,669	10,681	10,771	10,867	10,875	10,958	11,026	11,051	11,102	11,149	11,211	11,246	11,086	11,088	11,057	11,145	11,144	11,221	11,322	11,287	11,053	11,127	11,072	11,351	11,431	11,611	11,708	11,700	11,968	12,010	12,167	12,178	12,266	12,343	12,422	12,567	12,499	12,054	12,496	12,685	12,808	13,082	13,193	13,094	12,990	13,432	13,576	13,498	13,450	13,427	13,627	13,690	13,804	13,948	14,005	13,811	13,964	13,922	14,027	13,654	13,485	13,301	12,728	12,786	12,400	12,836	12,484	11,879	11,971	12,436	12,292	12,741	12,464	12,748	12,848	12,737	12,880	12,977	12,867	12,537	12,332	12,958	13,448	13,456	13,460	13,642	13,308	13,589	13,737	14,024	14,242	14,434	14,145	14,393	14,159	14,326	14,515	14,388	14,449	14,567	14,857	14,878	15,092	15,304	15,431	15,515	15,531	15,627
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Accumulated Value	10,000	10,009	10,452	10,533	10,585	10,653	10,933	10,949	10,973	10,816	10,852	10,986		11,137	11,367	11,413	11,543	11,691	11,730	11,905	11,973	12,095	12,240	12,397	12,512	12,821	12,490	12,392	12,398	12,530	12,517	12,730	12,905	12,885	12,302	12,452	12,012	12,611	12,821	13,020	13,281	12,934	13,488	13,556	13,538	13,653	13,866	14,090	14,342	14,399	13,872	12,782	13,700	14,090	14,355	14,871	15,342	15,062	14,855	15,943	16,372	16,298	16,438	16,606	17,078	17,210	17,417	17,576	17,815	17,339	17,858	17,653	18,019	17,314	16,997	16,998	15,940	15,993	15,142	15,952	15,436	14,329	14,773	15,599	15,193	16,005	15,587	15,993	16,145	16,006	16,521	16,856	16,562	15,978	15,600	16,707	17,472	17,501	17,840	18,225	17,652	18,196	18,501	18,891	19,256	19,609	19,182	19,739	19,305	19,715	19,803	19,342	19,427	19,987	20,633	20,780	21,187	21,698	22,015	22,088	22,171	22,533
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Accumulated Value	10,000	10,013	10,444	10,550	10,608	10,673	10,951	10,979	11,006	10,861	10,894	11,036		11,181	11,404	11,442	11,572	11,714	11,750	11,914	11,973	12,096	12,230	12,373	12,476	12,753	12,445	12,351	12,366	12,493	12,493	12,697	12,870	12,859	12,315	12,438	12,014	12,598	12,811	13,005	13,258	12,939	13,467	13,538	13,537	13,646	13,840	14,052	14,290	14,355	13,857	12,752	13,631	14,040	14,280	14,783	15,229	14,960	14,758	15,807	16,206	16,124	16,259	16,426	16,870	16,994	17,197	17,382	17,601	17,174	17,649	17,454	17,819	17,130	16,832	16,825	15,812	15,865	15,005	15,830	15,312	14,266	14,724	15,489	15,113	15,898	15,513	15,898	16,059	15,917	16,407	16,715	16,463	15,910	15,550	16,622	17,376	17,421	17,721	18,091	17,540	18,064	18,339	18,734	19,095	19,418	19,019	19,564	19,151	19,555	19,652	19,210	19,296	19,828	20,429	20,556	20,958	21,409	21,684	21,777	21,856	22,164
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Accumulated Value	10,000	10,009	10,452	10,533	10,585	10,653	10,933	10,949	10,973	10,816	10,852	10,986		11,137	11,367	11,413	11,543	11,691	11,730	11,905	11,973	12,095	12,240	12,397	12,512	12,821	12,490	12,392	12,398	12,530	12,517	12,730	12,905	12,885	12,302	12,452	12,012	12,611	12,821	13,020	13,281	12,934	13,488	13,556	13,538	13,653	13,866	14,090	14,342	14,399	13,872	12,782	13,700	14,090	14,355	14,871	15,342	15,062	14,855	15,943	16,372	16,298	16,438	16,606	17,078	17,210	17,417	17,576	17,815	17,339	17,858	17,653	18,019	17,314	16,997	16,998	15,940	15,993	15,142	15,952	15,436	14,329	14,773	15,599	15,193	16,005	15,587	15,993	16,145	16,006	16,521	16,856	16,562	15,978	15,600	16,707	17,472	17,501	17,840	18,225	17,652	18,196	18,501	18,891	19,256	19,609	19,182	19,739	19,305	19,715	19,803	19,342	19,427	19,987	20,633	20,780	21,187	21,698	22,015	22,088	22,171	22,533
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Accumulated Value	10,000	10,013	10,444	10,550	10,608	10,673	10,951	10,979	11,006	10,861	10,894	11,036		11,181	11,404	11,442	11,572	11,714	11,750	11,914	11,973	12,096	12,230	12,373	12,476	12,753	12,445	12,351	12,366	12,493	12,493	12,697	12,870	12,859	12,315	12,438	12,014	12,598	12,811	13,005	13,258	12,939	13,467	13,538	13,537	13,646	13,840	14,052	14,290	14,355	13,857	12,752	13,631	14,040	14,280	14,783	15,229	14,960	14,758	15,807	16,206	16,124	16,259	16,426	16,870	16,994	17,197	17,382	17,601	17,174	17,649	17,454	17,819	17,130	16,832	16,825	15,812	15,865	15,005	15,830	15,312	14,266	14,724	15,489	15,113	15,898	15,513	15,898	16,059	15,917	16,407	16,715	16,463	15,910	15,550	16,622	17,376	17,421	17,721	18,091	17,540	18,064	18,339	18,734	19,095	19,418	19,019	19,564	19,151	19,555	19,652	19,210	19,296	19,828	20,429	20,556	20,958	21,409	21,684	21,777	21,856	22,164
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Accumulated Value	10,000	10,009	10,452	10,533	10,585	10,653	10,933	10,949	10,973	10,816	10,852	10,986		11,137	11,367	11,413	11,543	11,691	11,730	11,905	11,973	12,095	12,240	12,397	12,512	12,821	12,490	12,392	12,398	12,530	12,517	12,730	12,905	12,885	12,302	12,452	12,012	12,611	12,821	13,020	13,281	12,934	13,488	13,556	13,538	13,653	13,866	14,090	14,342	14,399	13,872	12,782	13,700	14,090	14,355	14,871	15,342	15,062	14,855	15,943	16,372	16,298	16,438	16,606	17,078	17,210	17,417	17,576	17,815	17,339	17,858	17,653	18,019	17,314	16,997	16,998	15,940	15,993	15,142	15,952	15,436	14,329	14,773	15,599	15,193	16,005	15,587	15,993	16,145	16,006	16,521	16,856	16,562	15,978	15,600	16,707	17,472	17,501	17,840	18,225	17,652	18,196	18,501	18,891	19,256	19,609	19,182	19,739	19,305	19,715	19,803	19,342	19,427	19,987	20,633	20,780	21,187	21,698	22,015	22,088	22,171	22,533
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Accumulated Value	10,000	10,013	10,444	10,550	10,608	10,673	10,951	10,979	11,006	10,861	10,894	11,036		11,181	11,404	11,442	11,572	11,714	11,750	11,914	11,973	12,096	12,230	12,373	12,476	12,753	12,445	12,351	12,366	12,493	12,493	12,697	12,870	12,859	12,315	12,438	12,014	12,598	12,811	13,005	13,258	12,939	13,467	13,538	13,537	13,646	13,840	14,052	14,290	14,355	13,857	12,752	13,631	14,040	14,280	14,783	15,229	14,960	14,758	15,807	16,206	16,124	16,259	16,426	16,870	16,994	17,197	17,382	17,601	17,174	17,649	17,454	17,819	17,130	16,832	16,825	15,812	15,865	15,005	15,830	15,312	14,266	14,724	15,489	15,113	15,898	15,513	15,898	16,059	15,917	16,407	16,715	16,463	15,910	15,550	16,622	17,376	17,421	17,721	18,091	17,540	18,064	18,339	18,734	19,095	19,418	19,019	19,564	19,151	19,555	19,652	19,210	19,296	19,828	20,429	20,556	20,958	21,409	21,684	21,777	21,856	22,164
Columbia Threadneedle: Blended Benchmark - 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)
Accumulated Value	10,000	10,009	10,452	10,533	10,585	10,653	10,933	10,949	10,973	10,816	10,852	10,986		11,137	11,367	11,413	11,543	11,691	11,730	11,905	11,973	12,095	12,240	12,397	12,512	12,821	12,490	12,392	12,398	12,530	12,517	12,730	12,905	12,885	12,302	12,452	12,012	12,611	12,821	13,020	13,281	12,934	13,488	13,556	13,538	13,653	13,866	14,090	14,342	14,399	13,872	12,782	13,700	14,090	14,355	14,871	15,342	15,062	14,855	15,943	16,372	16,298	16,438	16,606	17,078	17,210	17,417	17,576	17,815	17,339	17,858	17,653	18,019	17,314	16,997	16,998	15,940	15,993	15,142	15,952	15,436	14,329	14,773	15,599	15,193	16,005	15,587	15,993	16,145	16,006	16,521	16,856	16,562	15,978	15,600	16,707	17,472	17,501	17,840	18,225	17,652	18,196	18,501	18,891	19,256	19,609	19,182	19,739	19,305	19,715	19,803	19,342	19,427	19,987	20,633	20,780	21,187	21,698	22,015	22,088	22,171	22,533
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
Accumulated Value	10,000	10,013	10,444	10,550	10,608	10,673	10,951	10,979	11,006	10,861	10,894	11,036		11,181	11,404	11,442	11,572	11,714	11,750	11,914	11,973	12,096	12,230	12,373	12,476	12,753	12,445	12,351	12,366	12,493	12,493	12,697	12,870	12,859	12,315	12,438	12,014	12,598	12,811	13,005	13,258	12,939	13,467	13,538	13,537	13,646	13,840	14,052	14,290	14,355	13,857	12,752	13,631	14,040	14,280	14,783	15,229	14,960	14,758	15,807	16,206	16,124	16,259	16,426	16,870	16,994	17,197	17,382	17,601	17,174	17,649	17,454	17,819	17,130	16,832	16,825	15,812	15,865	15,005	15,830	15,312	14,266	14,724	15,489	15,113	15,898	15,513	15,898	16,059	15,917	16,407	16,715	16,463	15,910	15,550	16,622	17,376	17,421	17,721	18,091	17,540	18,064	18,339	18,734	19,095	19,418	19,019	19,564	19,151	19,555	19,652	19,210	19,296	19,828	20,429	20,556	20,958	21,409	21,684	21,777	21,856	22,164
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Account Value [Line Items]
Line Graph and Table Measure Name													65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Accumulated Value	10,000	10,047	10,290	10,370	10,413	10,556	10,681	10,698	10,690	10,593	10,596	10,676		10,706	10,845	10,814	10,865	10,911	10,953	11,020	11,050	11,107	11,131	11,208	11,278	11,298	11,095	11,099	11,059	11,140	11,140	11,249	11,342	11,296	11,086	11,211	11,073	11,373	11,463	11,620	11,728	11,673	11,979	12,022	12,133	12,204	12,275	12,366	12,449	12,533	12,377	11,788	12,258	12,400	12,436	12,677	12,744	12,657	12,587	13,102	13,248	13,169	13,252	13,338	13,535	13,644	13,669	13,786	13,838	13,644	13,811	13,717	13,905	13,622	13,490	13,339	12,818	12,935	12,519	12,932	12,600	11,970	12,183	12,662	12,497	12,921	12,597	12,783	12,879	12,672	12,861	12,982	12,842	12,510	12,272	12,873	13,390	13,367	13,372	13,625	13,258	13,518	13,574	13,972	14,194	14,371	14,105	14,438	14,041	14,252	14,468	14,371	14,302	14,367	14,641	14,645	14,889	15,056	15,139	15,306	15,321	15,516
Columbia Threadneedle: Russell 3000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Accumulated Value	10,000	10,003	10,732	10,957	11,130	11,222	11,568	11,672	11,657	11,461	12,181	12,501		12,576	13,006	12,875	12,857	12,813	13,041	13,207	13,041	13,467	13,558	13,972	14,150	14,670	13,967	13,751	13,811	13,948	13,986	14,517	14,741	14,740	13,936	14,338	12,937	13,972	14,425	14,481	14,997	14,014	15,013	15,130	14,659	15,197	15,419	15,889	16,333	15,947	14,402	11,871	13,213	13,662	13,598	14,121	14,715	14,335	14,186	16,143	16,803	16,716	17,764	18,801	19,526	19,993	19,772	19,871	20,274	19,588	20,566	19,843	21,066	20,527	20,325	20,888	19,681	20,063	18,296	19,543	18,959	17,280	19,076	20,231	19,385	20,438	19,732	19,562	19,812	19,068	20,349	21,112	20,515	19,708	18,985	20,433	21,644	21,606	22,398	23,510	22,478	23,209	22,981	24,236	24,828	25,156	24,874	26,502	24,670	25,780	25,831	25,075	24,300	25,161	26,038	26,201	27,094	27,505	27,624	28,360	28,545	29,877
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Account Value [Line Items]
Line Graph and Table Measure Name													65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Accumulated Value	10,000	10,047	10,290	10,370	10,413	10,556	10,681	10,698	10,690	10,593	10,596	10,676		10,706	10,845	10,814	10,865	10,911	10,953	11,020	11,050	11,107	11,131	11,208	11,278	11,298	11,095	11,099	11,059	11,140	11,140	11,249	11,342	11,296	11,086	11,211	11,073	11,373	11,463	11,620	11,728	11,673	11,979	12,022	12,133	12,204	12,275	12,366	12,449	12,533	12,377	11,788	12,258	12,400	12,436	12,677	12,744	12,657	12,587	13,102	13,248	13,169	13,252	13,338	13,535	13,644	13,669	13,786	13,838	13,644	13,811	13,717	13,905	13,622	13,490	13,339	12,818	12,935	12,519	12,932	12,600	11,970	12,183	12,662	12,497	12,921	12,597	12,783	12,879	12,672	12,861	12,982	12,842	12,510	12,272	12,873	13,390	13,367	13,372	13,625	13,258	13,518	13,574	13,972	14,194	14,371	14,105	14,438	14,041	14,252	14,468	14,371	14,302	14,367	14,641	14,645	14,889	15,056	15,139	15,306	15,321	15,516
Columbia Threadneedle: Russell 3000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Accumulated Value	10,000	10,003	10,732	10,957	11,130	11,222	11,568	11,672	11,657	11,461	12,181	12,501		12,576	13,006	12,875	12,857	12,813	13,041	13,207	13,041	13,467	13,558	13,972	14,150	14,670	13,967	13,751	13,811	13,948	13,986	14,517	14,741	14,740	13,936	14,338	12,937	13,972	14,425	14,481	14,997	14,014	15,013	15,130	14,659	15,197	15,419	15,889	16,333	15,947	14,402	11,871	13,213	13,662	13,598	14,121	14,715	14,335	14,186	16,143	16,803	16,716	17,764	18,801	19,526	19,993	19,772	19,871	20,274	19,588	20,566	19,843	21,066	20,527	20,325	20,888	19,681	20,063	18,296	19,543	18,959	17,280	19,076	20,231	19,385	20,438	19,732	19,562	19,812	19,068	20,349	21,112	20,515	19,708	18,985	20,433	21,644	21,606	22,398	23,510	22,478	23,209	22,981	24,236	24,828	25,156	24,874	26,502	24,670	25,780	25,831	25,075	24,300	25,161	26,038	26,201	27,094	27,505	27,624	28,360	28,545	29,877
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Account Value [Line Items]
Line Graph and Table Measure Name													65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Accumulated Value	10,000	10,047	10,290	10,370	10,413	10,556	10,681	10,698	10,690	10,593	10,596	10,676		10,706	10,845	10,814	10,865	10,911	10,953	11,020	11,050	11,107	11,131	11,208	11,278	11,298	11,095	11,099	11,059	11,140	11,140	11,249	11,342	11,296	11,086	11,211	11,073	11,373	11,463	11,620	11,728	11,673	11,979	12,022	12,133	12,204	12,275	12,366	12,449	12,533	12,377	11,788	12,258	12,400	12,436	12,677	12,744	12,657	12,587	13,102	13,248	13,169	13,252	13,338	13,535	13,644	13,669	13,786	13,838	13,644	13,811	13,717	13,905	13,622	13,490	13,339	12,818	12,935	12,519	12,932	12,600	11,970	12,183	12,662	12,497	12,921	12,597	12,783	12,879	12,672	12,861	12,982	12,842	12,510	12,272	12,873	13,390	13,367	13,372	13,625	13,258	13,518	13,574	13,972	14,194	14,371	14,105	14,438	14,041	14,252	14,468	14,371	14,302	14,367	14,641	14,645	14,889	15,056	15,139	15,306	15,321	15,516
Columbia Threadneedle: Russell 3000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Accumulated Value	10,000	10,003	10,732	10,957	11,130	11,222	11,568	11,672	11,657	11,461	12,181	12,501		12,576	13,006	12,875	12,857	12,813	13,041	13,207	13,041	13,467	13,558	13,972	14,150	14,670	13,967	13,751	13,811	13,948	13,986	14,517	14,741	14,740	13,936	14,338	12,937	13,972	14,425	14,481	14,997	14,014	15,013	15,130	14,659	15,197	15,419	15,889	16,333	15,947	14,402	11,871	13,213	13,662	13,598	14,121	14,715	14,335	14,186	16,143	16,803	16,716	17,764	18,801	19,526	19,993	19,772	19,871	20,274	19,588	20,566	19,843	21,066	20,527	20,325	20,888	19,681	20,063	18,296	19,543	18,959	17,280	19,076	20,231	19,385	20,438	19,732	19,562	19,812	19,068	20,349	21,112	20,515	19,708	18,985	20,433	21,644	21,606	22,398	23,510	22,478	23,209	22,981	24,236	24,828	25,156	24,874	26,502	24,670	25,780	25,831	25,075	24,300	25,161	26,038	26,201	27,094	27,505	27,624	28,360	28,545	29,877
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Account Value [Line Items]
Line Graph and Table Measure Name													65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Accumulated Value	10,000	10,047	10,290	10,370	10,413	10,556	10,681	10,698	10,690	10,593	10,596	10,676		10,706	10,845	10,814	10,865	10,911	10,953	11,020	11,050	11,107	11,131	11,208	11,278	11,298	11,095	11,099	11,059	11,140	11,140	11,249	11,342	11,296	11,086	11,211	11,073	11,373	11,463	11,620	11,728	11,673	11,979	12,022	12,133	12,204	12,275	12,366	12,449	12,533	12,377	11,788	12,258	12,400	12,436	12,677	12,744	12,657	12,587	13,102	13,248	13,169	13,252	13,338	13,535	13,644	13,669	13,786	13,838	13,644	13,811	13,717	13,905	13,622	13,490	13,339	12,818	12,935	12,519	12,932	12,600	11,970	12,183	12,662	12,497	12,921	12,597	12,783	12,879	12,672	12,861	12,982	12,842	12,510	12,272	12,873	13,390	13,367	13,372	13,625	13,258	13,518	13,574	13,972	14,194	14,371	14,105	14,438	14,041	14,252	14,468	14,371	14,302	14,367	14,641	14,645	14,889	15,056	15,139	15,306	15,321	15,516
Columbia Threadneedle: Russell 3000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Accumulated Value	10,000	10,003	10,732	10,957	11,130	11,222	11,568	11,672	11,657	11,461	12,181	12,501		12,576	13,006	12,875	12,857	12,813	13,041	13,207	13,041	13,467	13,558	13,972	14,150	14,670	13,967	13,751	13,811	13,948	13,986	14,517	14,741	14,740	13,936	14,338	12,937	13,972	14,425	14,481	14,997	14,014	15,013	15,130	14,659	15,197	15,419	15,889	16,333	15,947	14,402	11,871	13,213	13,662	13,598	14,121	14,715	14,335	14,186	16,143	16,803	16,716	17,764	18,801	19,526	19,993	19,772	19,871	20,274	19,588	20,566	19,843	21,066	20,527	20,325	20,888	19,681	20,063	18,296	19,543	18,959	17,280	19,076	20,231	19,385	20,438	19,732	19,562	19,812	19,068	20,349	21,112	20,515	19,708	18,985	20,433	21,644	21,606	22,398	23,510	22,478	23,209	22,981	24,236	24,828	25,156	24,874	26,502	24,670	25,780	25,831	25,075	24,300	25,161	26,038	26,201	27,094	27,505	27,624	28,360	28,545	29,877
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Account Value [Line Items]
Line Graph and Table Measure Name													65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Accumulated Value	10,000	10,047	10,290	10,370	10,413	10,556	10,681	10,698	10,690	10,593	10,596	10,676		10,706	10,845	10,814	10,865	10,911	10,953	11,020	11,050	11,107	11,131	11,208	11,278	11,298	11,095	11,099	11,059	11,140	11,140	11,249	11,342	11,296	11,086	11,211	11,073	11,373	11,463	11,620	11,728	11,673	11,979	12,022	12,133	12,204	12,275	12,366	12,449	12,533	12,377	11,788	12,258	12,400	12,436	12,677	12,744	12,657	12,587	13,102	13,248	13,169	13,252	13,338	13,535	13,644	13,669	13,786	13,838	13,644	13,811	13,717	13,905	13,622	13,490	13,339	12,818	12,935	12,519	12,932	12,600	11,970	12,183	12,662	12,497	12,921	12,597	12,783	12,879	12,672	12,861	12,982	12,842	12,510	12,272	12,873	13,390	13,367	13,372	13,625	13,258	13,518	13,574	13,972	14,194	14,371	14,105	14,438	14,041	14,252	14,468	14,371	14,302	14,367	14,641	14,645	14,889	15,056	15,139	15,306	15,321	15,516
Columbia Threadneedle: Russell 3000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Accumulated Value	10,000	10,003	10,732	10,957	11,130	11,222	11,568	11,672	11,657	11,461	12,181	12,501		12,576	13,006	12,875	12,857	12,813	13,041	13,207	13,041	13,467	13,558	13,972	14,150	14,670	13,967	13,751	13,811	13,948	13,986	14,517	14,741	14,740	13,936	14,338	12,937	13,972	14,425	14,481	14,997	14,014	15,013	15,130	14,659	15,197	15,419	15,889	16,333	15,947	14,402	11,871	13,213	13,662	13,598	14,121	14,715	14,335	14,186	16,143	16,803	16,716	17,764	18,801	19,526	19,993	19,772	19,871	20,274	19,588	20,566	19,843	21,066	20,527	20,325	20,888	19,681	20,063	18,296	19,543	18,959	17,280	19,076	20,231	19,385	20,438	19,732	19,562	19,812	19,068	20,349	21,112	20,515	19,708	18,985	20,433	21,644	21,606	22,398	23,510	22,478	23,209	22,981	24,236	24,828	25,156	24,874	26,502	24,670	25,780	25,831	25,075	24,300	25,161	26,038	26,201	27,094	27,505	27,624	28,360	28,545	29,877
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Thre
Account Value [Line Items]
Line Graph and Table Measure Name													65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)
Accumulated Value	10,000	10,047	10,290	10,370	10,413	10,556	10,681	10,698	10,690	10,593	10,596	10,676		10,706	10,845	10,814	10,865	10,911	10,953	11,020	11,050	11,107	11,131	11,208	11,278	11,298	11,095	11,099	11,059	11,140	11,140	11,249	11,342	11,296	11,086	11,211	11,073	11,373	11,463	11,620	11,728	11,673	11,979	12,022	12,133	12,204	12,275	12,366	12,449	12,533	12,377	11,788	12,258	12,400	12,436	12,677	12,744	12,657	12,587	13,102	13,248	13,169	13,252	13,338	13,535	13,644	13,669	13,786	13,838	13,644	13,811	13,717	13,905	13,622	13,490	13,339	12,818	12,935	12,519	12,932	12,600	11,970	12,183	12,662	12,497	12,921	12,597	12,783	12,879	12,672	12,861	12,982	12,842	12,510	12,272	12,873	13,390	13,367	13,372	13,625	13,258	13,518	13,574	13,972	14,194	14,371	14,105	14,438	14,041	14,252	14,468	14,371	14,302	14,367	14,641	14,645	14,889	15,056	15,139	15,306	15,321	15,516
Columbia Threadneedle: Russell 3000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,877)
Accumulated Value	$ 10,000	$ 10,003	$ 10,732	$ 10,957	$ 11,130	$ 11,222	$ 11,568	$ 11,672	$ 11,657	$ 11,461	$ 12,181	$ 12,501		$ 12,576	$ 13,006	$ 12,875	$ 12,857	$ 12,813	$ 13,041	$ 13,207	$ 13,041	$ 13,467	$ 13,558	$ 13,972	$ 14,150	$ 14,670	$ 13,967	$ 13,751	$ 13,811	$ 13,948	$ 13,986	$ 14,517	$ 14,741	$ 14,740	$ 13,936	$ 14,338	$ 12,937	$ 13,972	$ 14,425	$ 14,481	$ 14,997	$ 14,014	$ 15,013	$ 15,130	$ 14,659	$ 15,197	$ 15,419	$ 15,889	$ 16,333	$ 15,947	$ 14,402	$ 11,871	$ 13,213	$ 13,662	$ 13,598	$ 14,121	$ 14,715	$ 14,335	$ 14,186	$ 16,143	$ 16,803	$ 16,716	$ 17,764	$ 18,801	$ 19,526	$ 19,993	$ 19,772	$ 19,871	$ 20,274	$ 19,588	$ 20,566	$ 19,843	$ 21,066	$ 20,527	$ 20,325	$ 20,888	$ 19,681	$ 20,063	$ 18,296	$ 19,543	$ 18,959	$ 17,280	$ 19,076	$ 20,231	$ 19,385	$ 20,438	$ 19,732	$ 19,562	$ 19,812	$ 19,068	$ 20,349	$ 21,112	$ 20,515	$ 19,708	$ 18,985	$ 20,433	$ 21,644	$ 21,606	$ 22,398	$ 23,510	$ 22,478	$ 23,209	$ 22,981	$ 24,236	$ 24,828	$ 25,156	$ 24,874	$ 26,502	$ 24,670	$ 25,780	$ 25,831	$ 25,075	$ 24,300	$ 25,161	$ 26,038	$ 26,201	$ 27,094	$ 27,505	$ 27,624	$ 28,360	$ 28,545	$ 29,877